ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2023	2022
Trade payables	$638,671	$64,600
Accrued liabilities	37,934	33,225
	$676,605	$97,825